Investment In Joint Venture - Summary Financial Information of Joint Venture (Detail) - Xuzhou-PAT Control Technologies Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Cash	$ 673	$ 485
Other current assets	7,821	6,841
Current liabilities
Trade and other	(2,763)	(1,983)
Short term loans	(1,805)	(1,916)
Non-current liabilities	104	44
Net assets	3,822	3,383
Revenue	9,271	4,153
Cost of sales	7,020	3,171
Depreciation and amortization	43	23
Finance costs	75	57
Administrative expenses	843	448
Earnings before income taxes	1,290	454
Income taxe expense	348	64
Company's share of earnings	$ 942	$ 390